Provisions - Maturity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total provisions
Current provision	$ 686	$ 1,269
Non current provision	918	921
Total	1,604	2,190	$ 2,155
Charge for year	698	861
Environmental
Total provisions
Total	107	105	112
Charge for year	27	26
Legal
Total provisions
Total	376	859	1,016
Charge for year	252	44
Legal provisions concerning settled but not paid matters
Total provisions
Current provision	194	626
Non current provision	177	210
Other provisions
Total provisions
Total	734	785	$ 683
Charge for year	189	478
Third-party liabilities and other risks
Total provisions
Total	166	145
Post Alexion Acquisition Group Review restructuring programme
Total provisions
Non current provision	59	58
Total	78	80
Charge for year	$ 7	$ 184